Schedule of condensed statement of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating expenses
General and administrative expenses	$ (4,335)	$ (5,370)	$ (2,882)
Total operating expenses	(6,700)	(7,821)	(5,376)
Other income/(expense)
Interest expenses, net	(2,707)	(2,060)	(1,657)
Loss before income tax expenses	(11,106)	(10,549)	(6,165)
Income tax expense
Net loss	(11,106)	(10,549)	(6,165)
Net (loss)/income attributable to the Company’s ordinary shareholders	32,466	(21,577)	(18,710)
Parent Company [Member]
Operating expenses
General and administrative expenses	(129)
Total operating expenses	(129)
Other income/(expense)
Interest expenses, net	(26)
Equity in loss of subsidiaries	(10,701)	(10,152)	(5,614)
Loss before income tax expenses	(10,856)	(10,152)	(5,614)
Income tax expense
Net loss	(10,856)	(10,152)	(5,614)
Less: net loss attributable to mezzanine equity	(153)	(162)	(98)
Less: accretion of mezzanine equity to redemption value	10,300	11,587	13,194
Plus: conversion of redeemable principal interests into ordinary shares upon IPO	53,469
Net (loss)/income attributable to the Company’s ordinary shareholders	$ 32,466	$ (21,577)	$ (18,710)